UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/11

Item 1.  Reports to Stockholders.

THE GIRALDA FUND™

SEMI-ANNUAL REPORT

December 31, 2011

Ticker Symbol

Manager Shares – GDAMX

Class I Shares - GDAIX

1-855-GIRALDA

www.thegiraldafund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Giralda Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

December 31, 2011

Dear Shareholders,

The July 19, 2011 debut of The Giralda Fund (the “Fund”) marked the beginning of one of the most volatile periods in the recent history of the domestic equity markets.  In early August, the S&P 5001 Stock Index (the Fund’s Benchmark) moved +/- 4% or more on four consecutive days — only the third time this has happened since the Great Depression. The Dow Jones Industrial Average2 moved +/- 100 points or more on over 100 days in 2011 — more than 40% of the year’s total trading days.  Virtually all of the unusually high stock market volatility occurred in the last five months of the year.

Excessive volatility has a cost.  In what has been reported as the most difficult year since 1997 for large-cap stock funds to beat their benchmarks, over 84% of such funds lagged the S&P 500, according to Morningstar.  Unfortunately, the Fund fell into this category.

Performance Review

The Fund primarily provides two risk-managed domestic equity-based strategies.  They are:

•

Momentum-based sector rotation; and

•

Cost-effective tail risk management

Through year-end, these individual strategies were each performing well.

Our sector rotation algorithm — which comprises the majority of the risk management strategies outlined in the prospectus — outperformed the Benchmark on an index-to-index basis by approximately one percentage point.

The tail risk hedges — the Fund’s safety net protection — have largely performed as intended since inception by providing a layer of protection at minimal cost  against a 4Q08-type catastrophe, an event, thankfully, that has not occurred during the Fund’s short existence.

The principal reason the Fund trailed its Benchmark in its first five months was the fact that we introduced certain tactical defensive overlays on the above strategies.  We did so in response to unusual market behavior and a particularly unsettling outlook regarding the European debt situation in early October.  In particular, we made a proactive decision on behalf of our shareholders to act conservatively by putting a sizable portion of the fund temporarily in cash, with the intent to promptly, but in an orderly way, return to normal positioning once the economic environment showed greater clarity.

By moving to cash, we tamped down the Fund’s daily movement relative to the Benchmark — in either direction.  While we anticipated the possibility that we might forego some potential gains, we did not expect the Benchmark to rise almost 12% over the next 10 trading days — a year’s worth of upside in just two weeks.  As a result, while shareholder capital was preserved, the Fund did not fully participate in the market’s sudden advance.  This explains the preponderance of the Fund’s 7.5 percentage point gap relative to its Benchmark (-11.7% versus -4.2%).

Over the following weeks, we systematically returned the Fund to normal positioning, where we expect to remain barring truly extraordinary market circumstances.  Notably, since mid-October, the Fund performed in line with its Benchmark through year-end, with both rising 3.2 percent.

Enhancements to the Fund’s Tail Risk Hedges

We have further diversified the tail risk hedging strategies.

The area of designing efficient tail risk hedge strategies is undergoing tremendous innovation and growth.  We are committed to staying abreast of new developments, and doing the appropriate analysis and due diligence to further enhance the tail risk hedging strategies in the Fund.  As a result, we have resized the hedges we have had in place since the Fund’s inception, and have supplemented them with two additional strategies.  All the strategies have the same goal, to manage risk against sudden market declines, but they attempt to do so in different ways.  Together, they form a multi-layered strategy that should provide a more consistent hedge during times of market stress and be more stable during normal markets.

Dividend Payment

On December 19, 2011, the Fund paid a dividend of $0.0408 per share.

Investment Outlook

While the U.S. economy is showing signs of recovery, including a very modest uptick in new housing starts and hiring — two important economic bellwethers — the extent and pace of that recovery remains unknown.  A positive outcome to the Eurozone debt crisis, another principal drag on 2011 market performance, is also nearly impossible to predict.  As a result, there are as many scenarios supporting a robust recovery as there are supporting a sharp downturn — a truly binary situation.

In the face of this, we believe the soundest strategy is to stay fully invested, but to explicitly and aggressively manage downside risk.  If markets rise, we want to be poised to take full advantage.  If markets decline, we want our strategies to provide a level of risk management at minimal cost and little or no sacrifice of upside potential.  This approach is congruent with the fundamental strategies of the Fund.

Despite the challenges posed during the Fund’s first few months, we remain confident in the long-term performance of the strategies that govern the Fund, as they have performed as intended to date.  We believe that their real value will be evidenced as they operate over successive market cycles.

Thank you for your confidence and support.  It is a privilege to serve you.

Sincerely,

Jerry A. Miccolis	Marina Goodman	Jeremy T. Welther
Portfolio Manager	Portfolio Manager	Portfolio Manager

Footnotes:

1S&P 500 - an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

2Dow Jones Industrial Average - a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
	Shares	Value
EXCHANGE TRADED FUNDS - 76.1%
EQUITY FUND - 76.1%
Consumer Discretionary Select Sector SPDR Fund	90,800	$ 3,543,016
Consumer Staples Select Sector SPDR Fund	102,100	3,317,229
Energy Select Sector SPDR Fund	257,650	17,811,345
First Trust Consumer Discretionary AlphaDEX Fund	716,000	14,205,440
First Trust Consumer Staples AlphaDEX Fund	608,271	14,385,608
First Trust NYSE Arca Biotechnology Index Fund *	62,750	2,049,415
Health Care Select Sector SPDR Fund	384,550	13,340,040
Industrial Select Sector SPDR Fund	527,200	17,793,000
iPath S&P 500 Dynamic VIX ETN *	85,000	4,806,750
iShares Dow Jones US Technology Sector Index Fund	277,500	17,732,250
iShares Dow Jones US Telecommunications Sector Index Fund	856,200	17,980,200
SPDR S&P Biotech ETF *	36,600	2,430,240
Utilities Select Sector SPDR Fund	492,750	17,729,145
(Cost - $142,940,348)		147,123,678

STRUCTURED NOTES - 21.6%
Barclays Bank PLC	19,300,000	19,014,360
Deutsche Bank	19,000,000	17,587,920
JP Morgan Chase	5,000,000	5,042,500
(Cost - $43,249,574)		41,644,780

SHORT-TERM INVESTMENTS - 2.1%
MONEY MARKET FUND - 2.1%
STIC Prime Portfolio - 0.09% +	4,091,208	4,091,208
(Cost - $4,091,208)

TOTAL INVESTMENTS - 99.8% ( Cost - $190,281,130)		$ 192,859,666
OTHER ASSETS LESS LIABILITIES - 0.2%		419,984
NET ASSETS - 100.0%		$ 193,279,650

* Non-Income producing security.
+ Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2011

At December 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 4,622,053
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(2,043,517)
Net unrealized appreciation		$ 2,578,536

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2011

Assets:
Investments in Securities at Value (identified cost $190,281,130)	$192,859,666
Receivable for Fund Shares Sold	201,960
Dividends and Interest Receivable	477
Receivable for Securities Sold	15,884,353
Prepaid Expenses and Other Assets	31,536
Total Assets	208,977,992

Liabilities:
Payable for Securities Purchased	15,049,349
Payable for Fund Shares Redeemed	604,685
Accrued Advisory Fees	3,321
Payables to Other Affiliates	27,706
Accrued Expenses and Other Liabilities	13,281
Total Liabilities	15,698,342

Net Assets	$193,279,650

Net Asset Value, Offering and Redemption Price Per Share
Manager Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 21,651,192 shares outstanding)	$190,375,466
Net Asset Value ($190,375,466/21,651,192 shares outstanding)	$ 8.79

Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 331,800 shares outstanding)	$ 2,904,184
Net Asset Value ($2,904,184/331,800 shares outstanding)	$ 8.75

Composition of Net Assets:
At December 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 218,402,740
Undistributed Net Investment loss	(264,988)
Accumulated Net Realized Loss From Security Transactions	(27,436,638)
Net Unrealized Appreciation on Investments	2,578,536
Net Assets	$ 193,279,650

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended July 19, 2011* Through December 31, 2011

Investment Income:
Dividend Income	$ 844,487
Interest Income	32,995
Total Investment Income	877,482

Expenses:
Investment Advisory Fees	863,164
Administration Fees	80,731
Fund Accounting Fees	36,191
Registration & Filing Fees	30,123
Transfer Agent Fees	16,438
Legal Fees	11,470
Printing Expense	8,598
Chief Compliance Officer Fees	7,912
Audit Fees	7,112
Custody Fees	3,391
Insurance Expense	2,713
Trustees’ Fees	2,261
Miscellaneous Expenses	2,711
Total Expenses	1,072,815
Less: Investment Advisory Fees Waived	(843,010)
Net Expenses	229,805
Net Investment Income	647,677

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Security Transactions	(27,479,163)
Options Purchased	42,525
(27,436,638)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,578,536

Net Realized and Unrealized Gain (Loss) on Investments	(24,858,102)

Net Decrease in Net Assets Resulting From Operations	$ (24,210,425)

*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period
Ended
December 31, 2011*
(Unaudited)
Operations:
Net Investment Income	$ 647,677
Net Realized Gain (Loss) on Security Transactions and Options Purchased	(27,436,638)
Net Change in Unrealized Appreciation (Depreciation) on
Investments	2,578,536
Net Decrease in Net Assets
Resulting From Operations	(24,210,425)

Distributions to Shareholders From:
Investor Class ($0.04 per share)	(894,083)
Class I Shares ($0.04 per share)	(18,582)
Total Distributions to Shareholders	(912,665)

Beneficial Interest Transactions:
Proceeds from shares sold
Manager Class	223,699,191
Class I	5,289,490
Distributions Reinvested
Manager Class	894,084
Class I	18,582
Cost of Shares Redeemed
Manager Class	(9,735,830)
Class I	(1,765,777)
Redemption Fees
Manager Class	2,927
Class I	73
Net increase in net assets from shares of beneficial interest	218,402,740

Increase in Net Assets	193,279,650

Net Assets:
Beginning of Period	-
End of Period (including net investment
loss of $264,988)	$ 193,279,650

*Since July 19, 2011 (Commencement of Operations)
The accompanying notes are an integral part of these financial statements.
The Giralda Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Period
Ended
December 31, 2011*
(Unaudited)
SHARE ACTIVITY
Manager Class
Shares Sold	22,660,969
Shares Reinvested	102,533
Shares Redeemed	(1,112,310)
Net increase in shares of beneficial interest outstanding	21,651,192

Class I
Shares Sold	530,145
Shares Reinvested	2,141
Shares Redeemed	(200,486)
Net increase in shares of beneficial interest outstanding	331,800

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Manager Class		Class I
	For the Period		For the Period
	Ended		Ended
	December 31, 2011 (1)		December 31, 2011 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00
From Operations:
Net investment Gain (Loss) (a)	0.03		(0.01)
Net Gain (Loss) from securities
(both realized and unrealized)	(1.20)		(1.20)
Total from operations	(1.17)		(1.21)

Distributions to shareholders from
net investment income	(0.04)		(0.04)
Total distributions	(0.04)		(0.04)

Paid in capital from redemption fees	0.00	(f)	0.00	(f)

Net Asset Value, End of Period	$ 8.79		$ 8.75

Total Return (b)	(11.69)%	(d)	(12.09)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 190,375		$ 2,904
Ratio of expenses to average net assets,
before reimbursement (e)	0.24%	(c)	1.24%	(c)
net of reimbursement (e)	0.24%	(c)	1.24%	(c)
Ratio of net investment income (loss) to average net assets (e)	0.77%	(c)	(0.34)%	(c)
Portfolio turnover rate	387%	(d)	387%	(d)

__________
(1) The Giralda Fund commenced operations on July 19, 2011
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Does not include the expenses of other investment companies in which the Fund invests.
(f) Redemption fees resulted in an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2011

1.

ORGANIZATION

The Giralda Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers two classes of shares designated as Manager Class and Class I.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  The primary investment objective of the Fund is capital appreciation.  The Fund commenced operations on July 19, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 147,123,678	$ -	$ -	$ 147,123,678
Structured Notes	-	41,644,780	-	$ 41,644,780
Short-Term Investments	4,091,208	-	-	$ 4,091,208
Total	$ 151,214,886	$ 41,644,780	$ -	$ 192,859,666

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Schedule of Investments for Industry Classification.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivatives Disclosure – There were no Derivative Instruments held by the Fund as of December 31, 2011

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.  The Fund did not have any open option positions at December 31, 2011.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Brinton Eaton (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended December 31, 2011, the Adviser earned advisory fees of $863,164.  The Adviser has voluntarily agreed to waive its management fee for the Manager Class.  The Advisor has waived $843,010 of its Advisory Fee.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until October 31, 2012, so that the total annual operating expenses of the Fund do not exceed 0.30% and 1.30% of the average daily net assets of Manager Class and Class I shares, respectively.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended December 31, 2011, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit Committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended December 31, 2011, amounted to $947,606,253 and $733,968,622, respectively.

5.           OPTION CONTRACTS PURCHASED

The number of option contracts purchased and the premiums received by the Fund during the period ended December 31, 2011, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options purchased	7,655	3,144,601
Options closed	(7,655)	(3,144,601)
Options outstanding, end of period	-	$ -

6.           REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended December 31, 2011, the Fund assessed $3,000 in redemption fees.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

7.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Giralda Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/19/11)	Ending Account Value (12/31/11)	Expense Ratio	Expenses Paid During the Period* (7/19/11 to 12/31/11)
Actual
Manager Class	$1,000.00	$ 879.10	0.24%	$ 1.02
Class I	$1,000.00	$ 883.10	1.24%	$ 5.26
Hypothetical (5% return before expenses)
Manager Class	$1,000.00	$1,021.46	0.24%	$ 1.09
Class I	$1,000.00	$1,016.95	1.24%	$ 5.64

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 165 days and divided by 366 (to reflect the number of days in the period ended December 31, 2011).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on February 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Brinton Eaton Associates, Inc. (d.b.a. Brinton Eaton)(“Brinton Eaton” or the “Adviser”) and the Trust, on behalf of The Giralda Fund (“Giralda” or the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Board then considered financial information about the firm provided by the Adviser.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the past performance of the Adviser’s separate accounts (other than its conservative strategy) for the past seven years as compared to the S&P 500 Index and Barclay’s U.S. Aggregate Bond Index.   The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Adviser’s expected asset levels, they Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Brinton Eaton

One Giralda Farms, Suite 130

Madison, NJ 07940

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street, 6th Floor

San Francisco, CA 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-GIRALDA or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-GIRALDA

Investor Information: 1-855-GIRALDA

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/12/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/12/12